Power generation licenses	12 Months Ended
Dec. 31, 2021
Power generation licenses
Power generation licenses
11	Power generation licenses

The movements in the carrying amount of power generation license during the years are as follows:

	2021	2020

Beginning of the year	3,954,983	4,149,468

Movement:
Currency translation differences	(171,227)	(194,485)

End of the year	3,783,756	3,954,983

The Group acquired the power generation license in connection with the acquisition of Tuas Power. The power generation license was initially recognized at fair value at the acquisition date. Tuas Power operates power plants in Singapore pursuant to the license granted by the Energy Market Authority for a period of 30 years from 2003 until 2032. The license was extended to 2044 during 2011 with minimal costs and is subject to further renewal. The Group expects that the applicable rules and regulations surrounding the renewal can be complied with based on the current market framework. The Group assessed the useful life of the power generation license at 31 December 2021 to be indefinite and therefore the license is not amortized.

Impairment test of a power generation license

The power generation license belongs to and has been assigned to Tuas Power, a CGU. There was no impairment provided for the power generation license for the year ended 31 December 2021 (2020: Nil). For key assumptions used for value-in-use calculations, please refer to Note 14 for details.